PREDEX

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited)

Shares		Fair Value
	REAL ESTATE INVESTMENT FUNDS (108.0%)
	Private Investment Funds (1) (106.1%)
5,820	AEW Core Property (U.S.), LP (2)	$ 6,126,290
41	ARA Core Property Fund, LP (2)	5,258,424
38,053	Barings Core Property Fund LP (2)	4,720,532
28,964	BGO Daily Value Fund, LP	368,597
2,241	BGO Diversified US Property Fund LP (2)	5,649,513
n/a	BlackRock US Core Property Fund, LP (2)	5,990,445
4,577,974	CBRE U.S. Core Partners, LP	7,495,516
4,162	Clarion Lion Properties Fund, LP (2)	6,587,458
n/a	GWL US Property Fund LP (2)	5,365,151
28	Invesco Core Real Estate - U.S.A., LP (2)	5,421,459
2,323	Invesco U.S. Income Fund, LP (2)	3,677,226
1,975	Lion Industrial Trust (2)	7,166,558
310	Prime Property Fund, LLC (2)	6,122,817
262,570	Principal Enhanced Property Fund, LP (2)	3,409,552
2,597	PRISA LP	5,279,965
1,851	Prologis Targeted U.S. Logistics Fund, LP (2)	5,127,631
43,091	RREEF America II LP (2)	5,684,574
23,774	RREEF Core Plus Industrial Fund LP (2)	5,095,006
61	Sentinel Real Estate Fund, LP (2)	6,827,937
3,554	Smart Markets Fund, LP (2)	6,138,472
4,579	TA Realty Core Property Fund, LP (2)	6,047,778
550	Trumbull Property Fund LP (2)	5,034,888
n/a	US Government Building Fund (2)	5,650,913
	Total Private Investment Funds (Cost $114,618,112)	124,246,702
	Public Non-Traded Funds (1.9%)
136,307	Ares Real Estate Income Trust Inc. (Class I) (2)	1,109,856
85,048	JLL Income Property Trust, Inc. (Class M-I)	1,065,646
	Total Public Non-Traded Funds (Cost $2,078,559)	2,175,502
	TOTAL REAL ESTATE INVESTMENT FUNDS (Cost $116,696,671)	126,422,204
	SHORT-TERM INVESTMENTS (3) (0.7%)
688,570	Dreyfus Treasury Obligations Cash Management, Institutional Shares, 5.24%	688,570
91,545	Fidelity Investments Money Market Government Portfolio, Class I, 5.24%	91,545
	TOTAL SHORT-TERM INVESTMENTS (Cost $780,115)	780,115
	TOTAL INVESTMENTS (108.7%) (Cost $117,476,786)	127,202,319
	LIABILITIES IN EXCESS OF OTHER ASSETS (-8.7%)	(10,147,123)
	NET ASSETS (100.0%)	$117,055,196

(1) Pledged as collateral for borrowings under a line of credit.

(2) Fair value determined using Level 3 inputs.

(3) Money market funds; interest rate reflects seven-day effective yield on December 31, 2023.

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PREDEX

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2023 (Unaudited)

Additional Information on Investments in Real Estate Investment Funds:

Real Estate Investment Funds	Redemption Frequency	Unfunded Commitments
AEW Core Property (U.S.), LP	Quarterly	-
ARA Core Property Fund, LP	Quarterly	-
Ares Real Estate Income Trust, Inc.	Monthly	-
Barings Core Property Fund LP	Quarterly	-
BGO Daily Value Fund, LP	Daily	-
BGO Diversified US Property Fund LP	Quarterly	-
BlackRock US Core Property Fund, LP	Quarterly	-
CBRE U.S. Core Partners, LP	Quarterly	-
Clarion Lion Properties Fund, LP	Quarterly	-
GWL U.S. Property Fund LP	Quarterly	-
Invesco Core Real Estate - U.S.A., LP	Quarterly	-
Invesco U.S. Income Fund, LP	Quarterly	-
JLL Income Property Trust, Inc.	Daily	-
Lion Industrial Trust	Quarterly	-
Prime Property Fund, LLC	Quarterly	-
Principal Enhanced Property Fund, LP	Quarterly	-
PRISA LP	Quarterly	-
Prologis Targeted U.S. Logistics Fund, LP	Quarterly	-
RREEF America II LP	Quarterly	-
RREEF Core Plus Industrial Fund LP	Quarterly	-
Sentinel Real Estate Fund, LP	Daily	-
Smart Markets Fund, LP	Quarterly	-
TA Realty Core Property Fund, LP	Quarterly	-
Trumbull Property Fund LP	Quarterly	-
US Government Building Fund	Quarterly	-

As of December 31, 2023, the Fund did not have any unfunded commitment amounts which had not yet been called for investment. While redemptions can be requested at the frequency listed in the above table, there is no guarantee the Fund will be paid all or any of a redemption amount at the time requested. Each of the above investment funds can suspend redemptions if the general partner or its respective Board deems it in the best interest of its shareholders.

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PREDEX

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited)

The following is a summary of significant accounting policies followed by the Fund in preparation of this schedule. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 “Financial Services Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – The Board of Trustees (the “Board”) has adopted procedures pursuant to which the Fund will value its portfolio investments (the “Valuation Procedures”). In accordance with the Valuation Procedures, the Fund’s securities for which market quotations are readily available are valued at market value. Other securities are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As permitted by Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Fund’s valuation designee to perform fair value determinations relating to all portfolio investments. The Fund uses fair valuation procedures to value a substantial portion of its assets. The Fund uses the fair value of a security to calculate its net asset value (“NAV”) when, for example (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the normal market close; (3) a portfolio security is not traded in significant volume for a substantial period; or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate. Short-term investments having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost, which approximates fair value.

Valuation of Private Investment Funds – The Fund invests a significant portion of its assets in Private Investment Funds (each a “Private Fund”, and collectively, the “Private Funds”). The Private Funds measure their real estate investments at fair value, which is equivalent to investment company reporting, and report a NAV per share on typically a calendar quarter basis. The Fund estimates the fair value of each Private Fund by adjusting the most recent NAV for each Private Fund by the change in a proprietary benchmark, based upon publicly available data that is not internally developed, that the Fund has deemed to be representative of the entire Private Fund market. Accordingly, these investments are listed as Level 3 in the fair value hierarchy table. Further refinement may be made to the fair value of a Private Fund which either provides insight into its daily valuation or demonstrates persistently different performance. If an underlying fund manager reports the NAV per share (or its equivalent) to the Fund on a daily basis, then that unadjusted NAV per share is used to value the investment. Use of a NAV per share is commonly used as an acceptable valuation technique for investments in private investment companies, and is referred to as the "practical expedient" by ASC 820 Fair Value Measurement.

Fair Value Process – The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, and credit quality.

The values assigned to fair valued investments will be based on available information and will not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

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PREDEX

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

December 31, 2023 (Unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2023 for the Fund’s assets and liabilities measured at fair value. Certain private investment funds with a combined total value of $13,144,078 are fair valued daily using the NAV per share (or its equivalent) practical expedient and are listed in a separate column.

Investments*	Level 1	Level 2	Level 3	Investments Valued at Net Asset Value	Total Value
Real Estate Investment Funds	$ 1,065,646	$ -	$ 112,212,480	$ 13,144,078	$ 126,422,204
Short-Term Investments	780,115	-	-	-	780,115
	$ 1,845,761	$ -	$ 112,212,480	$ 13,144,078	$ 127,202,319

* Refer to the Schedule of Investments for a more detailed account of the Fund’s holdings.

Security Transactions – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

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